FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2015
FAIR VALUE
Assets and Liabilities Measured at Fair Value on Recurring Basis

	March 31,
	2014				2015
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Investment trusts	¥—	¥10,000	¥—	¥10,000	¥—	¥12,500	¥—	¥12,500

Total equity securities	—	10,000	—	10,000	—	12,500	—	12,500

Foreign currency forward contracts	—	412	—	412	—	4,058	—	4,058

Total derivatives	—	412	—	412	—	4,058	—	4,058

Total current assets	—	10,412	—	10,412	—	16,558	—	16,558

Non-Current Assets:
Marketable equity securities	735,606	—	—	735,606	1,007,629	—	—	1,007,629
Investment trusts	25	—	—	25	—	—	—	—

Total equity securities	735,631	—	—	735,631	1,007,629	—	—	1,007,629

Total non-current assets	735,631	—	—	735,631	1,007,629	—	—	1,007,629

Total assets	¥735,631	¥10,412	¥—	¥746,043	¥1,007,629	¥16,558	¥—	¥1,024,187

Current Liabilities:
Foreign currency forward contracts	¥—	¥2,391	¥—	¥2,391	¥—	¥2,933	¥—	¥2,933
Interest rate swaps	—	13	—	13	—	—	—	—

Total derivatives	—	2,404	—	2,404	—	2,933	—	2,933

Total current liabilities	¥—	¥2,404	¥—	¥2,404	¥—	¥2,933	¥—	¥2,933

Assets Measured at Fair Value on Non-recurring Basis

	Balance at March 31, 2013	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2013
	(Yen in millions)
Property, plant and equipment	¥ —			¥ —	¥(286)
Non-marketable equity securities	0			0	(1)

	Balance at March 31, 2014	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2014
	(Yen in millions)
Property, plant and equipment	¥ 50			¥ 50	¥(1,518)
Non-marketable equity securities	24			24	(109)
Goodwill	—			—	(729)

	Balance at March 31, 2015	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2015
	(Yen in millions)
Property, plant and equipment	¥3,274			¥3,274	¥(2,397)
Intangible assets	3,378			3,378	(882)
Non-marketable equity securities	0			0	(2)
Goodwill	—			—	(18,456)

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value

	March 31,
	2014		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥115,900	¥115,974	¥95,237	¥95,281
Long-term investments in debt and equity securities	738,212	738,214	1,051,638	1,051,547
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	11,687	11,687	16,263	16,263

Total	¥865,799	¥865,875	¥1,163,138	¥1,163,091

Liabilities (b):
Long-term debt (including due within one year)	¥31,826	¥31,834	¥27,322	¥27,322

Total	¥31,826	¥31,834	¥27,322	¥27,322

(a)

For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2014 and 2015 were ¥11,563 million and ¥13,651 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.

(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.